Financial instruments and risk management - Schedule of available undrawn committed bank facilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	$ 3,500	$ 3,250
Expiring within one year
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	1,040	625
Expiring between one and two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	0	1,040
Expiring after two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	$ 2,460	$ 1,585